ISSUED CAPITAL	6 Months Ended
Jun. 30, 2019
ISSUED CAPITAL.
ISSUED CAPITAL

NOTE 15 — ISSUED CAPITAL

On 24 December 2019, the Company completed the consolidation of its ordinary shares on a 1 for 10 basis (the “Share Consolidation”) as approved by the shareholders of the Company.  The Share Consolidation involved the conversion of every ten fully paid ordinary shares on issue into one fully paid ordinary share.  Upon the effectiveness of the Share Consolidation, the number of ordinary shares the Company had on issue was reduced from 6.87 billion to 687 million.  All share and per share amounts in these condensed consolidated financial statements and related notes for periods prior to December 2018 have been retroactively adjusted to reflect the share consolidation.

Ordinary shares issued and outstanding at each period end are fully paid.

Number of Shares
a) Ordinary Shares
Total shares issued and outstanding as at 31 December 2018	687,462,327
Shares issued during the year	104,995
Total shares issued and outstanding as at 30 June 2019	687,567,322

Ordinary shares participate in dividends and the proceeds on winding up of the Parent Company in proportion to the number of shares held. At shareholders’ meetings each ordinary share is entitled to one vote when a poll is called, otherwise each shareholder has one vote on a show of hands.